Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share

13. Earnings per share

	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Loss for the year:
Continuing operations	(518,122)	(529,292)	(98,878)
Discontinued operations	(185,762)	(14,217)	(3,809)
Total loss for the year	(703,884)	(543,509)	(102,687)

Weighted average number of ordinary shares:
Basic weighted average number of ordinary shares	38,080,782	33,398,652	25,758,091
Dilutive effect of share options, Note 24	-	-	-
Dilutive effect of warrants, Note 24	-	-	-
Diluted weighted average number of ordinary shares	38,080,782	33,398,652	25,758,091

Basic loss per ordinary share from continuing operations	£(13.61)	£(15.85)	£(3.84)
Diluted loss per ordinary share from continuing operations	£(13.61)	£(15.85)	£(3.84)

Basic loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)
Diluted loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)

Basic loss per ordinary share	£(18.48)	£(16.27)	£(3.99)
Diluted loss per ordinary share	£(18.48)	£(16.27)	£(3.99)

The basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.